Related Party Transactions	9 Months Ended
Dec. 31, 2023
Related Party Transactions
Related Party Transactions

12. RELATED PARTY TRANSACTIONS

	December 31, 2023	March 31, 2023
Balances due to related parties	($)	($)
Hunter Dickinson Services Inc.	93,859	327,348
Robert Dickinson (interest payable)	25,205	190,082
United Mineral Services Ltd.	7,586	7,586
Thomas Wilson (CFO fees)	5,496	5,496
Total	132,146	530,512

(a)	Transactions with key management personnel

Key management personnel (“KMP”) are those persons that have the authority and responsibility for planning, directing, and controlling the activities of the Company, directly and indirectly, and by definition include all the directors of the Company.

Note 9 includes the details of a director’s loan. Note 7(b) and 7(c) includes the details of the acquisition of mineral property interests from a private entity wholly-owned by one of the directors of the Company.

During the nine month period ended December 31, 2023 and 2022, the Company’s President, Chief Executive Officer and Director and Corporate Secretary provided services to the Company under a service agreement with Hunter Dickinson Services Inc. (Note 12(b)).

During the nine month period ended December 31, 2023, the Company recorded share-based compensation expense of $35,037 (December 31, 2022 - $64,046) in relation to 1,950,000 (December 31, 2022 – 1,750,000) stock options issued to directors and officers of the Company in the prior year (Note 10 (b)).

During the nine month period ended December 31, 2023, the Company incurred fees totaling $47,107 (2022 -$27,000) in respect of services provided by the Chief Financial Officer.

During the nine month period ended December 31, 2023, the Company incurred fees totaling $159,165 (2022 - $41,461) in respect of geological services provided by the VP Exploration.

(b)	Hunter Dickinson Services Inc.

Hunter Dickinson Inc. (“HDI”) and its wholly-owned subsidiary Hunter Dickinson Services Inc. (“HDSI”) are private companies established by a group of mining professionals. HDSI provides contract services for a number of mineral exploration and development companies, and also to companies that are outside of the mining and mineral development space. Amarc acquires services from a number of related and arms-length contractors, and it is at Amarc’s discretion that HDSI provides certain contract services.

The Company has one director in common with HDSI, namely Robert Dickinson. Also, the Company’s President, Chief Executive Officer and Director, and Corporate Secretary are contracted to work for the Company under an employee secondment agreement between the Company and HDSI.

Pursuant to an agreement dated July 2, 2010, HDSI provides certain cost effective technical, geological, corporate communications, regulatory compliance, and administrative and management services to the

Company, on a non-exclusive basis as needed and as requested by the Company. As a result of this relationship, the Company has ready access to a range of diverse and specialized expertise on a regular basis, without having to engage or hire full-time employees or experts. The Company benefits from the economies of scale created by HDSI which itself serves several clients both within and external to the exploration and mining sector.

The Company is not obligated to acquire any minimum amount of services from HDSI. The monetary amount of the services received from HDSI in a given period of time is a function of annually set and agreed charge-out rates for and the time spent by each HDSI employee engaged by the Company.

HDSI also incurs third-party costs on behalf of the Company. Such third-party costs include, for example, capital market advisory services, communication services and office supplies. Third-party costs are billed at cost, without markup.

There are no ongoing contractual or other commitments resulting from the Company’s transactions with HDSI, other than the payment for services already rendered and billed. The agreement may be terminated upon 60 days’ notice by either the Company or HDSI.

The following is a summary of transactions with HDSI that occurred during the reporting period:

	Nine months ended December 31,
	2023	2022
(rounded to the nearest thousand CAD)	($)	($)
Services received from HDSI and as requested by the Company	923,000	686,000
Information technology – infrastructure and support services	45,000	45,000
Office rent	32,000	43,000
Reimbursement, at cost, of third-party expenses
incurred by HDSI on behalf of the Company	222,000	120,000
Total	1,222,000	894,000

(c)	United Mineral Services Ltd.

United Mineral Services Ltd. (“UMS”) is a private company wholly-owned by one of the directors of the Company. UMS is engaged in the acquisition and exploration of mineral property interests. During the nine month period ended December 31, 2023, the Company incurred fees of $14,340 (2022 - $nil) in respect of geological services provided by UMS.